SELECTED STATEMENTS OF INCOME DATA - Schedule of Research and Development Costs, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement Related Disclosures [Abstract]
Total costs	$ 364,654	$ 319,083	$ 261,105
Less - grants and participations	(2,414)	(2,118)	(2,347)
Less - capitalization of software development costs	(56,167)	(45,778)	(40,576)
Research and development, net	$ 306,073	$ 271,187	$ 218,182